Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets	12 Months Ended
Jun. 30, 2021 USD ($)
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 1,695,035
Increase /(Decrease) of total right-of-use assets, at cost
Exchange Rate Translation of total right-of-use assets, at cost	162,521
Ending balance of total right-of-use assets, at cost	1,857,556
Beginning balance of accumulated amortization	(296,631)
Increase /(Decrease) of accumulated amortization	(181,610)
Exchange Rate Translation of accumulated amortization	(32,587)
Ending balance of accumulated amortization	(510,828)
Beginning balance of right-of-use assets, net	1,398,404
Increase /(Decrease) of right-of-use assets, net	(181,610)
Exchange Rate Translation of right-of-use assets, net	129,934
Ending balance of right-of-use assets, net	1,346,728
Company vehicles [Member]
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	1,695,035
Increase /(Decrease) of total right-of-use assets, at cost
Exchange Rate Translation of total right-of-use assets, at cost	162,521
Ending balance of total right-of-use assets, at cost	$ 1,857,556